FINANCIAL DEBT	12 Months Ended
Dec. 31, 2019
FINANCIAL DEBT
FINANCIAL DEBT

NOTE 14 – FINANCIAL DEBT

	As of December 31,
	2019	2018
Current
Bank overdrafts - principal	9,710	3,501
Bank and other financial entities loans – principal	13,807	19,913
NDF (Note 23)	361	154
Loans for purchase of equipment	1,500	1,612
Accrued interest and related expenses	9,902	5,655
	35,280	30,835
Non-current
Notes – principal	40,525	24,731
Bank and other financial entities loans – principal	56,687	52,705
NDF (net of financial debt issuance expenses – Note 23)	14	—
Loans for purchase of equipment	2,690	1,586
Accrued interest and related expenses	16,800	12,155
	116,716	91,177
Total financial debt	151,996	122,012

Most of the bank and other financing entities loans subscribed by the Company contain standard compliance ratios for this kind of agreements. As of December 31, 2019, Telecom has complied with them. The main bank and other financing entities loans agreements, which are effective, are detailed below:

Bank and other financing entities loans

IFC and IIC loans

On July 5, 2016, Personal accepted an offer from the International Finance Corporation (IFC) for the assessment and transfer of funds for purposes of financing investment needs, work capital and debt refinancing. On October 5, 2016 Personal and the IFC signed the loan agreement (“IFC Loan”) for an amount of US$400 million and for a six-year period, payable in 8 equal half-yearly installments since the 30th month, with a 6 month LIBOR + 400bp. This loan will be used to deploy the 4G network and refinance short-term financial liabilities. The loan terms include standard commitments and limitations for this type of financial transactions.

As of December 31, 2019, an amount of US$302 million remained unpaid (equivalent to $18,060).

On April 7, 2017, Personal and the Inter-American Investment Corporation (“IIC”), a member of the Inter-American Development Bank (“IDB”) Group, signed a loan agreement (“IIC Loan”) for an amount of US$100 million maturing in September 2022, payable in 8 equal half-yearly installments since the 24th month, with a 6 month LIBOR + 400bp. The funds of this loan will be allocated to deploy the 4G network and for financing working capital and other financial needs. The loan terms include standard commitments and covenants for this type of financial transactions.

As of December 31, 2019, an amount of US$ 75 million remained unpaid (equivalent to $4,513).

On October 30, 2018, within the framework of its permanent optimization policy for the term, rate and structure of its financial liabilities Telecom Argentina has accepted a proposal from the International Finance Corporation (IFC) for the evaluation and mobilization of funds with for the purpose of financing investment needs, working capital and refinancing of liabilities. On March 4, 2019 The Company signed a loan agreement with IFC for a total amount of up to US$450 million, as requested in a timely manner by the Company in one or more disbursements (the "Loan"). The Loan will consist of a tranche "A", a tranche "B-1", a tranche "B-2", a tranche "B-3" and a tranche "B-4" which will accrue compensatory interest payables semiannually for periods that are due at an annual rate equal to LIBOR plus the following margins: 4.85 percentage points in the case of Tranche A, Tranche B-2 and Tranche B-4, and 4.60 percentage points in the case of Tranche B-1 and Tranche B-3. Likewise, the capital will be payable as follows: Tranche A, Tranche B-2, and Tranche B-4 in eight consecutive semi-annual equal installments from February 2021 and final maturity in August 2024 and Tranche B-1 and Tranche B-3 in six consecutive semi-annual equal installments from February 2021 and final maturity in August 2023. The proceeds from the loan were used to finance capital investments for 2019.

On March 18, 2019, the Company received a disbursement for a total amount of US$290 million (US$285.5 million were received, because US$4.5 million corresponding to debt issuance expenses were deducted from the initial disbursement) in relation to the loan agreement that the Company signed with IFC for a total amount of up to US$450 million on March 4, 2019. The disbursement of US$290 million is divided into two tranches: a) a disbursement of US$160 million, which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.85 percentage points, which will be cancelled in 8 consecutive semiannual equal installments from February 2021 with maturity date in August 2024 and b) a disbursement of US$130 million, which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.60 percentage points, which will be cancelled in 6 consecutive semiannual equal installments from February 2021 with maturity date in August 2023.

On the other hand, on April 25, 2019, an additional disbursement was received for a total amount of US$20 million which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.85 percentage points, which will be cancelled in 8 consecutive semiannual equal installments from February 2021 and final maturity in August 2024.

As of December 31, 2019, an amount of US$313 million remained unpaid (equivalent to $18,741).

Syndicated and Term Loan

At its meeting held on January 31, 2018, the Board of Directors of the Company approved the execution of a syndicated loan agreement with several banks for up to a total of US$1,000 million, which will accrue compensatory interest at an annual rate equal to LIBOR for each period of interest accrual plus an applicable margin.

On February 2, 2018, the Company entered into a term loan agreement with Citibank, N.A., HSBC México, S.A., Multiple Banking Institution, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, JPMorgan Chase Bank, N.A. y Banco Santander, S.A., in his capacity as a lender, Citigroup Global Markets Inc., HSBC México, S.A., Multiple Banking Institution, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, JPMorgan Chase Bank, N.A. y Santander Investment Securities Inc. as organizers, Citibank N.A. as an administrative agent and the Branch of Citibank N.A. in Argentina, as a local custodian agent for an aggregate principal amount of US$1,000 million (the "Original Loan"). On February 9 and March 9, 2018, the Company borrowed US$650 million and US$350 million, respectively, under this agreement, that matures in February 2019. The proceeds of the Loans were used to finance capital expenditures, working capital and other general corporate purposes. The Loan bear interest at an annual rate equivalent to LIBOR plus the following margins: 1.25 percentage points during the first four months, 1.50 percentage points, during the following two months, 1.75 percentage points during the following three months and 2.25 percentage points during the last three months prior to the maturity date. Interest is payable quarterly or semiannually, at the Company's option. The Company is permitted to make voluntary prepayments at any time without premium or penalty. The Company is required to make prepayments under the Loans (without payment of a premium) with net cash proceeds from bilateral or syndicated bank financings in excess of US$500 million, or underwritten offerings or private placements of any non-Peso denominated debt securities of the Company governed by a law other than the laws of Argentina with a tenor of at least three years. The Company is also required to prepay the Original Loans upon the occurrence of a change of control, at each lender's option.

Subsequently, on October 8, 2018, the Company entered into a new agreement with Citibank, N.A., HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, Dubai (DIFC) Branch, JPMorgan Chase Bank, N.A. and Banco Santander, S.A., in its capacity as lenders, Citibank, N.A., HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, Dubai (DIFC) Branch, JPMorgan Chase Bank, N.A. and Banco Santander, S.A. as organizers, Citibank N.A. as an administrative agent and the Citibank N.A. branch established in Argentina, as agent of local custody, for an aggregate principal amount of US$ 500 million (which can be increased, in accordance with the terms and conditions thereof) and to 48 months of term (the "Loan").

Likewise, the Company requested a disbursement of US$ 500 million on October 17, 2018. The funds were used to partially pre-pay the Original Loan.

The disbursed capital will accrue compensatory interest at an annual rate equivalent to LIBOR plus the following margin: 4.50 percentage points during the first year after the disbursement, 5.00 percentage points, during the second year and 5.25 percentage points from the date that is two years after the disbursement and until the expiration date; and will be payable quarterly in arrears.

Additionally, in accordance with the provisions of the loan, the Company made an additional payment of US$ 100 million of the Syndicated Loan, (as a condition precedent to the execution of the loan, the Company and the remaining parties of the Original Loan had agreed to a mandatory pre-cancellation amount equivalent to at least US$ 100 million).

Subsequently, in November 2018, the Company used all the funds from Deutsche Bank Loan for US$ 300 million to prepay this Original Loan. The balance owed by the Company in such date amounted to US$100 million and was canceled on February 11, 2019, with its own funds.

On March 25, 2019, Telecom proceeded to a partial pre-cancellation of the “Term Loan” by paying US$101.4 million (US$100 million of capital and US$1.4 million of interest). Also, on July 25, 2019, Telecom proceeded to a partial pre-cancellation of the loan, paying US$100.15 million (US$100 million of capital and US$0.15 million of interest).

Additionally, on December 9, 2019, Telecom proceeded to a partial pre-cancellation of the Term Loan, paying US$50.5 million (US$50 million of capital and US$0.5 million of interest).

As of December 31, 2019, an amount of US$251.1 million remained unpaid (equivalent to $15,041).

On February 12, 2020, Telecom proceeded to a partial pre-cancellation of the loan paying US$50.3 million (US$50 million of capital and US$0.3 million of interest).

Deutsche Bank Loan

On November 8, 2018, the Company acknowledged the acceptance by Deutsche Bank AG, London Branch, as organizer of a syndicate of banks, of a loan facility for an amount of up to US$200 million (which might be increased up to US$300 million). On November 14, 2018 the Company acknowledged the acceptance of the extension of the loan offer by Deutsche Bank AG, London Branch, for US$100 million.

The Deutsche Bank Loan has a term of 42 months counted from the date of the initial borrowing and will accrue compensatory interest at an initial rate per annum equivalent to LIBOR plus 4.5% that will be payable quarterly, in arrears. The capital will be payable in six consecutive semi-annual equal installments equivalent to 12.5% of the disbursed amount with a final payment on the maturity date equivalent to 25% of the initial borrowing.

The proceeds from the Deutsche Bank Loan were used by the Company only to partially prepay the Syndicated Loan.

As of December 31, 2019, an amount of US$224 million remained unpaid (equivalent to $13,430).

IDB Loan

On May 29, 2019 the Company subscribed a loan agreement with the Inter-American Development Bank (IDB invest) for a total amount of up to US$300 million. On June 7, 2019, a disbursement for a total amount of US$75 million was received (US$74.15 million were received, because US$0.85 million corresponding to debt issuance expenses, that were deducted from the initial disbursement). This debt accrues interest of LIBOR plus 4.90 percentage points, which will be cancelled in 10 consecutive semiannual equal installments from November 2021 with maturity date in May 2026.

On the other hand, on July 11, 2019, an additional disbursement was received for a total amount of US$25 million (US$24.55 million were received, because US$0.45 million corresponding to debt issuance expenses were deducted from the initial disbursement) which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.60 percentage points, which will be cancelled in 6 consecutive semiannual equal installments from May 2021 and final maturity in November 2023.

As of December 31, 2019, an amount of US$99 remained unpaid (equivalent to $5,953).

Other bank loans

As of December 31, 2019, the Company maintains other bank loans for:

a)	US$3.2 million in a loan agreement with the Bank ICBC for financing imports, accruing interest at an annual rate of 6.0%, due in January 2022.
b)	US$1.1 million in a loan agreement with the Bank Itaú for financing imports, accruing interest at an annual rate of 5.0%, due in February 2020.
c)

US$4.4 million in a loan agreement with the Bank Macro, accruing interest at a nominal fixed rate of 6%, due in January 2020. On January 7, 2020 Telecom proceeded to the total cancellation of this loan, paying US$4.6 million (US$4.4 million of capital and US$0.2 million of interest).

d)

US$8.4 million in a loan agreement with Banco Galicia for financing imports. The Company order the bank to make payments directly to external suppliers, so no disbursements were received in Telecom bank accounts. The loan accrues interest at a nominal fixed rate equal to 6.45% payable in the maturity date in June 2020.

As of December 31, 2019, an amount of US$17.6 remained unpaid (equivalent to $1,055).

e)

On August 20, 2019, Telecom proceeded to the total cancellation the US$10 million loan granted by Banco Macro in August 2018 for financing imports (Telecom paid US$10.6 million, including US$0.6 million of interests).

Núcleo

As of December 31, 2019, Núcleo maintains loans with different financial entities for 289,676 million Guaraníes, equivalent to $2,701, which accrue interest at an average rate of 8.2% and have an average repayment term of 4 years.

The terms and conditions of Núcleo’s loans provide for certain events of default which are considered standard for these kinds of operations.

Global Programs for the issuance of Notes

Cablevisión

On April 20, 2016, at the Annual General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión, the shareholders of Cablevisión approved, among other matters: i) the extension of the authorization of the Global Program for the Issuance of Notes (the “Program”), which had been granted at the Annual General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión on April 28, 2014, increasing the maximum amount of the outstanding Notes that may be issued under this Program from a nominal value outstanding at any time of US$500,000,000 (or its equivalent in other currencies) to US$ 1,000,000,000 (or its equivalent in other currencies). The Shareholders’ Meeting renewed the delegation on the Board of Directors of the broadest powers in connection with the Program. The Board of Directors may subdelegate all or some powers interchangeably to one or more directors or managers of the Company; and ii) the extension of the authorization of the Short-Term Debt Securities (“VCPs”) program under the terms that had been originally approved.

On June 1, 2016, pursuant to its delegated powers, the Board of Directors of Cablevisión authorized the issuance of Class A Notes for a nominal value of US$ 500,000,000 (the “Class A Notes”), at a fixed annual nominal interest rate of 6.50%, interest payable semi-annually, with maturity in June 2021. Proceeds will be used for:

(i)	The settlement of the outstanding debt as of that date;
(ii)	The investment in fixed assets and other capital expenditures with the balance of the net proceeds (approximately US$ 89,100,000).

On October 30, 2017, within the framework of the merger between Cablevision and Telecom Argentina (Note 4), Cablevision called for an Extraordinary Noteholders’ Meeting in order to request its holders of Class A Notes, the amendment and/or removal of certain clauses (or parts thereof) of the Indenture Agreement executed on June 15, 2016 between Cablevision, Deutsche Bank Trust Company Americas, Deutsche Bank S.A. and Deutsche Bank Luxembourg S.A.

On December 11, 2017, the holders of Class “A” Notes held an Extraordinary Noteholders’ Meeting with a quorum of 81.8621626 % of the total capital and votes under the Notes. At that Shareholders’ Meeting, the shareholders unanimously decided to approve the amendment and/or removal of certain clauses (or parts thereof) of the Indenture Agreement executed on June 15, 2016 between Cablevisión, Deutsche Bank Trust Company Americas, Deutsche Bank S.A. and Deutsche Bank Luxembourg S.A.

As a result of the amendment of the Indenture referred to above, the Company’s covenants under the Notes include: (i) limitation on the issuance of guarantees by the Company and its subsidiaries; (ii) merger by acquisition and consolidation, (iii) limitation on incurring debt above certain approved ratios, and (iv) limitation on the issuance and sale of significant subsidiaries’ shares with certain exceptions, among others, certain clauses that restricted sales of assets under certain conditions, certain payments and related party transactions under certain circumstances and the distribution of dividends, were eliminated.

Cablevision Notes were assumed by the Company on January 1, 2018 due to the merger (Note 4).

For this purpose, Telecom Argentina, as successor of Cablevisión, the Deutsche Bank Trust Company Americas, as Trustee and Banco Comafi S.A., as trustee representative in Argentina, have signed a supplement to the Trust Agreement formalizing the absorption of the Notes of Cablevisión by Telecom Argentina.

On July 10, 2019, Telecom made an offer to repurchase of Cablevisión Notes for an amount of up to US$200 million, under certain terms and conditions. Total consideration offered for each US$1,000 of nominal value in accordance with the offer amounted to US$997.50 plus accrued interest. The purchase offer ended on August 9, 2019. As a result of the offer, Telecom canceled a total amount of US$34.2 million of Notes (US$30.4 million on July 25, 2019 and US$3.8 million on August 14, 2019).

Additionally, and until December 31, 2019, the Company had repurchased approximately US$0.5 million (nominal value) of the Notes issued by Cablevisión. These transactions were executed at the quoted market price prevailing on each repurchase date, which did not significantly differ from the book value as of that date.

As of December 31, 2019, an amount of US$465.8 of Notes remained unpaid (equivalent to $27,896).

Telecom Argentina

On December 28, 2017, Telecom Argentina held an Ordinary Shareholders’ Meeting that approved a Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies. The delegation of powers in the Board of Directors was also approved to determine and modify the terms and conditions of the Program as well as to establish the issuance opportunities.

In July 2019, the Company informed CNV about the renewal of the period of placement of Notes for an amount of nominal value of US$300 million, that can be increased to US$500 million, whose funds must be used to the refinancing of liabilities, including the use of up to US$250 million to refinance Class “A” Notes that due in 2021.

The amount of the Notes finally issued and its main characteristics are detailed below:

Series I

Issuance date: July 18, 2019.

Amount involved: US$400 million (approximately $17,148 as of the date of issuance).

Expiration Date: July 18, 2026.

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on its maturity date.

Interest rate: It bears interest semiannually from its issuance date until its maturity date at a fixed annual rate of 8.00%.

Interest Payment Date: Interest will be paid semiannually since issuance date. The last interest payment date will be the maturity date.

The Company received a disbursement for a total amount of US$392.36 million (since US$2.4 million corresponding to debt issuance expenses and US$5.24 million that corresponded to issuance under par were deducted from the initial disbursement) equivalent to $16,820 as of the date of the disbursement collection.

Having expired the offer to repurchase Class “A” Notes on August 9, 2019, the Company used US$34.2 million to repurchase these Notes. Additionally, on July 23, 2019, the Company informed CNV regarding the use of part of the funds received by the above mentioned Notes, to partial prepay the Term Loan of US$100 million, which were paid on July 25, 2019.

As of December 31, 2019, an amount of US$405.5 of Notes remained unpaid (equivalent to $24,283).

Núcleo

The Extraordinary Shareholders’ Meeting of Núcleo held on April 24, 2018 amended section 3, 7, 9 and 10 of its bylaws in order to adapt them to the regulations of the securities market, becoming Núcleo, from the registration of the modification of its bylaws in the Public Registry, in a Public Limited Company (SAE).

On January 4, 2019, Núcleo requested the National Securities Commission and the Stock and Products Exchange of Asunción to register the Global Issuance Program that foresees the issuance of Notes for an amount of up to 500,000,000,000 of Guaraníes (approximately $3,200 as of January 4, 2019) under the conditions that are defined by the Board of Directors in each series.

On February 5, 2019, the Paraguayan National Securities Commission authorized the mentioned Program through Resolution No. 11E/19. Under such Program, Núcleo proceeded to issue Notes in two Series with the following conditions:

Series I

Issuance date: March 12, 2019.

Amount involved: 120,000,000,000 of Guaraníes (approximately $841 as of the date of issuance).

Expiration Date: 60 months from its issuance date.

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on its maturity date (March 11, 2024).

Interest rate: It bears interest from its issuance date until its maturity date at a fixed annual rate of 9.00%.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

Series II

Issuance date: March 28, 2019.

Amount involved: 30,000,000,000 of Guaraníes (approximately $210 as of the date of issuance).

Expiration Date: 60 months from its issuance date.

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on its maturity date (March 26, 2024).

Interest rate: It bears interest from its issuance date until its maturity date at a fixed annual rate of 9.00%.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

As of December 31, 2019, an amount of Guaraníes 149,890 million of Notes remained unpaid (equivalent to $1,397).

Loans for purchase of equipment

Finnvera

On May 7, 2019, the Company submitted a proposal for an export credit line for a total amount of up to US$96 million to the following entities: (i) Banco Santander, S.A. and JPMorgan Chase Bank, N.A., London Branch, as initial lenders, lead coordinators and guarantors of residual risk, (ii) JPMorgan Chase Bank, N.A., London Branch, as a financing agent and ECA bank, (iii) Banco Santander, S.A. as a bank of documentation and (iv) Banco Santander Río S.A. as a local custody agent, which was accepted on the same date.

The line of credit is guaranteed by Finnvera plc, the official export credit agency of Finland, which granted a bond in favor of the lenders subject to certain terms and conditions.

The financing consists of a tranch “A” and a tranch “B” whose disbursed capital will accrue interest at an annual rate equivalent to LIBO plus 1.04 percentage points payable semiannually and will be payable in 14 equal and consecutive semiannual installments.

The funds received will be used to finance up to 85% of the value of certain imported goods and services, the value of certain national goods and services and the total payment of the Finnvera surplus equivalent to 7.82% of the total amount committed by the lenders under the line of credit.

On May 23, 2019, a disbursement for a total amount of US$36 million (US$30.6 million was received because US$2.8 million corresponding to debt issuance expenses and US$2.6 corresponding to the payment of the first installment were deducted from the initial disbursement). This debt accrues interest at a rate equivalent to LIBO plus 1.04 percentage points payable semiannually in 13 consecutive semiannual equal installments from November 2019 with maturity date in November 2025.

Additionally, on October 25, 2019, the Company received a second disbursement for a total amount of US$11.1 million (US$6.4 million were received, because US$4.7 million corresponding to the total premium amount committed for tranche “B” were deducted). This loan accrues an interest rate equivalent to LIBO plus 1.04 percentage points payable in 14 consecutive semiannual installments from May 2020 with maturity date in November 2026.

On December 20, 2019, the Company received a third disbursement for a total amount of US$15.3 million. This loan accrues an interest rate equivalent to LIBO plus 1.04 percentage points payable in 13 consecutive semiannual installments from November 2020 with maturity date in November 2026.

As of December 31, 2019, an amount of US$52.2 million remained unpaid (equivalent to $3,128).

On March 5, 2020, the Company received a fourth disbursement for a total amount of US$10.5 million. This loan accrues an interest rate equivalent to LIBO plus 1.04 percentage points payable in 13 consecutive semiannual installments from November 2020 with maturity date in November 2026.

Cisco Systems Capital Corporation

The Company has debt agreements with Cisco Systems Capital Corporation related to purchase equipment financing, amounting to US$74.4 million. Such agreements have an average maturity term of forty-nine months with partial repayments and accrue an average annual interest of 4%.

As of December 31, 2019, an amount of $4,455 remained unpaid.